Submission	Jul. 21, 2026
Submission [Line Items]
Central Index Key	0001649363
Registrant Name	ABS Long/Short Strategies Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES